Business Combinations and Reverse Recapitalization (Details) - Schedule of preliminary allocation of aria merger consideration - Aria Energy LLC [Member] $ in Thousands	Sep. 15, 2021 USD ($)
Fair value of assets acquired
Cash and cash equivalents	$ 4,903
Account receivable, net	27,331
Inventory	9,015
Prepaid expenses and other current assets	3,834
Property, plant and equipment, net	126,463
Intangible assets, net	607,610
Equity method investments	243,128
Other non-current assets	861
Goodwill	26,457
Amount attributable to assets acquired	1,049,602
Fair value of liabilities assumed
Accounts payable	2,760
Accrued and other current liabilities	26,496
Below-market contracts	146,990
Other long-term liabilities	10,209
Amount attributable to liabilities assumed	186,455
Net assets acquired	863,147
Total Aria Merger consideration	$ 863,147